UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 1999
                                               --------------------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          c/o Canton House
                  ----------------------
                  300 Water Street
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-03999
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger            Baltimore, MD            November 5, 1999
    ----------------------------  ------------------------   ----------------
    [Signature]                   [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0

 Form 13F Information Table Entry Total:              13,595,729

 Form 13F Information Table Value Total:             $ 289.5113

 List of Other Included Managers:                         N/A

     NONE



                           FORM 13F INFORMATION TABLE
                                                                   VALUE     SHARES     SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
    --------------                 --------------     -----      --------    -------    --- ---- ------- -------- ---- ------  ----

------------------------------------------------------------------------------------------------------------------------------------



Dow Chemical Co                         COM         260543103      0.2045        1800             SOLE                         1800
International Paper Co                  COM         460146103      0.5675       11807             SOLE                        11807
AMFM, Inc.                              COM         001693100      0.2354        3875             SOLE                         3875
A T & T Corp                            COM         001957109      0.8007       18406             SOLE                        18406
AXA Financial, Inc                      COM         002451102      0.5330        9550             SOLE                         9550
Aetna Inc                               COM         008117103      0.3310        6720             SOLE                         6720
Agrium Inc.                             COM         008916108      1.0334      103989             SOLE                       103989
Aluminum Co of America                  COM         013817101      0.4198        6764             SOLE                         6764
Alliance World Dollar Gvt II            COM         01879R106      0.1988       22400             SOLE                        22400
Allmerica Financial Corp                COM         019754100      3.6109       75820             SOLE                        75820
Allstate Corp                           COM         020002101      0.5241       21015             SOLE                        21015
Alpine Group, Inc.                      COM         020825105      1.0907       84309             SOLE                        84309
American Home Products Corp             COM         026609107      3.6976       89099             SOLE                        89099
Ameritech                               COM         030954101      0.2937        4400             SOLE                         4400
Anadarko Petroleum Corp                 COM         032511107      0.8007       26200             SOLE                        26200
Apache Corp                             COM         037411105      1.0354       23975             SOLE                        23975
Asia Tigers Fund Inc                    COM         04516T105      0.5628       67700             SOLE                        67700
Assisted Living Concepts, Inc           COM         04543L109      0.0546       19000             SOLE                        19000
Astoria Financial Corp                  COM         046265104      1.1311       36785             SOLE                        36785
Bank United Corp. - Cl A               CL A         065412108      1.4672       45320             SOLE                        45320
BankAtlantic Bancorp, Inc.             CL A         065908501      0.1778       31970             SOLE                        31970
Bellwether Exploration Co             COM NEW       079895207      1.2136      194169             SOLE                       194169
Benton Oil & Gas Co                     COM         083288100      0.0715       26600             SOLE                        26600
Bethlehem Steel $5.00 cv. pfd        PFD CV $5      087509303      0.4709        9200             SOLE                         9200
Blackrock Invt Quality Muni             COM         09247D105      0.2322       17200             SOLE                        17200
Boise Cascade Corp                      COM         097383103      8.4517      231950             SOLE                       231950
Bowater Inc                             COM         102183100      0.3019        5750             SOLE                         5750
Brown & Sharpe Manufacturing C         CL A         115223109      0.1195       50300             SOLE                        50300
Burlington Resources Inc                COM         122014103      0.6946       18900             SOLE                        18900
CBS Inc                                 COM         12490K107     18.8761      408132             SOLE                       408132
CK Witco Corporation                    COM         12562c108      0.1740       11700             SOLE                        11700
Cablevision Systems -Cl A              CL A         12686c109      0.2299        3160             SOLE                         3160
Capital One Financial Corp              COM         14040H105      8.6433      221624             SOLE                       221624
Central European Equity Fund I          COM         153436100      1.3217      107347             SOLE                       107347
Chase Manhattan Bank                    COM         16161A108      1.8766       24897             SOLE                        24897
Chubb Corporation                       COM         171232101      0.2779        5600             SOLE                         5600
Citigroup, Inc.                         COM         172967101     14.4764      329009             SOLE                       329009
Clear Channel Communications,           COM         184502102      0.3722        4660             SOLE                         4660
Coca-Cola Co                            COM         191216100      0.4485        9296             SOLE                         9296
Colonial Invest Grd Muni Tr         SH BEN INT      195768106      0.1796       20100             SOLE                        20100
Comcast Corp. Special CL A           CL A SPL       200300200      0.2875        7210             SOLE                         7210
Comstock Resources Inc                COM NEW       205768203      1.6689      404580             SOLE                       404580
Corn Products International             COM         219023108      0.2301        7560             SOLE                         7560
Countrywide Credit Ind Inc              COM         222372104      0.6044       18740             SOLE                        18740
Crescent Real Estate Equties C          COM         225756105      0.2016       11200             SOLE                        11200
DII Group Inc.                          COM         232949107      1.0706       30425             SOLE                        30425
Dana Corporation                        COM         235811106      0.6976       18790             SOLE                        18790
Dime Bancorp Inc                        COM         25429Q102      1.0491       59950             SOLE                        59950
Dreyfus Strategic Municipals I          COM         261932107      0.1536       19200             SOLE                        19200
Dreyfus Strategic Muni Bond Fu          COM         26202F107      0.2998       36900             SOLE                        36900
Elan Corp PLC - Spons ADR               ADR         284131208      0.2182        6500             SOLE                         6500
Equity Oil Co                           COM         294749106      1.4339      955900             SOLE                       955900
Fairchild Corp.                        CL A         303698104      0.2347       22900             SOLE                        22900
Federal-Mogul Corp                      COM         313549107      8.9493      324690             SOLE                       324690
Felcor Lodging Trust                    COM         31430F101      0.2048       11700             SOLE                        11700
First Australia Prime Income F          COM         318653102      0.3308       54000             SOLE                        54000
First Cash Financial Services,          COM         31942d107      0.2772       25200             SOLE                        25200
First Security Corporation              COM         336294103      0.5184       21800             SOLE                        21800
First Union Corp                        COM         337358105      1.8197       51079             SOLE                        51079
Foster Wheeler Corp                     COM         350244109      0.5187       43000             SOLE                        43000
Foundation Health Services, In          COM         350404109      0.5441       57650             SOLE                        57650
Franklin Resources Inc                  COM         354613101      5.0288      164540             SOLE                       164540
Freeport McMoran Copper & Gold         CL B         35671D857      0.1582       10167             SOLE                        10167
GTE Corp                                COM         362320103      1.3530       17600             SOLE                        17600
Gaylord Container Corporation          CL A         368145108      0.2957       41500             SOLE                        41500
General Electric Co                     COM         369604103      0.6319        5330             SOLE                         5330
Gothic Energy Corp                      COM         383482106      0.0912      228100             SOLE                       228100
M.A. Hanna Company                      COM         410522106      0.2753       24200             SOLE                        24200
Hartford Financial Services Gr          COM         416515104      5.1528      126063             SOLE                       126063
Hibernia Corp Class A                  CL A         428656102      0.8916       76700             SOLE                        76700
Highlands Insurance Group               COM         431032101      1.0127      109480             SOLE                       109480
Hugoton Royalty Trust              UNIT BEN INT     444717102      0.1640       15900             SOLE                        15900
Insured Municipal Income Fund           COM         45809F104      0.3266       26000             SOLE                        26000
MSDW Insured Municipal Trust        SH BEN INT      45844D106      0.1583       11567             SOLE                        11567
Int'l Business Machines Corp.           COM         459200101      0.2677        2212             SOLE                         2212
Jardine Fleming India Fund              COM         471112102      0.3384       38400             SOLE                        38400
Kansas City Southern Inds               COM         485170104     12.0426      258980             SOLE                       258980
Kennametal, Inc.                        COM         489170100      1.3710       52985             SOLE                        52985
Kinder Morgan Energy Partners     UT LTD PARTNER    494550106      0.9618       22206             SOLE                        22206
Koninklije Philips Electronics     SPON ADR NEW     500472204      8.6251       85397             SOLE                        85397
Lockheed Martin Corporation             COM         539830109      0.3787       11585             SOLE                        11585
Lucent Technologies Inc                 COM         549463107      0.2247        3464             SOLE                         3464
Lyondell Chemical Company               COM         552078107      0.6694       50050             SOLE                        50050
MCI Worldcom Inc.                       COM         55268B106      8.6095      119784             SOLE                       119784
Magnum Hunter Resources Inc       COM PAR $0.002    55972F203      0.4892      122300             SOLE                       122300
Mallon Resources Corp                 COM NEW       561240201      0.1518       17600             SOLE                        17600
Maytag Corp                             COM         578592107      0.7275       21840             SOLE                        21840
McKesson HBOC, Inc                      COM         58155Q103      2.1450       73965             SOLE                        73965
MediaOne Group Inc.                     COM         58440J104      0.4375        6405             SOLE                         6405
MediaOne Fin Trust                      COM         584458202      0.2096        8300             SOLE                         8300
Mellon Financial Corp.                  COM         58551A108      8.8910      264415             SOLE                       264415
Merck & Co                              COM         589331107      0.3934        6070             SOLE                         6070
Meridian Resource Corp                  COM         58977Q109      3.8232      804880             SOLE                       804880
Metris Companies, Inc.                  COM         591598107      0.4750       16100             SOLE                        16100
Millenium Chemicals Inc                 COM         599903101      0.2621       12825             SOLE                        12825
Monsanto Co                             COM         611662107      0.4240       11880             SOLE                        11880
Morgan Stanley Emerg Mkt Debt           COM         61744H105      0.1123       16041             SOLE                        16041
Morgan Stanley Asia-Pacific FD          COM         61744U106      0.5060       51236             SOLE                        51236
Morgan Stanley India Invt FD            COM         61745C105      0.4055       30600             SOLE                        30600
NL Industries Inc                     COM NEW       629156407      0.6994       55400             SOLE                        55400
Newell Rubbermaid Co.                   COM         651229106      1.2091       42332             SOLE                        42332
News Corp LTD ADR                     ADR NEW       652487703      0.5403       19000             SOLE                        19000
NEXTEL Communications                  CL A         65332V103      0.4950        7300             SOLE                         7300
Niagra Mohawk Holdings                  COM         653520106      1.3002       83550             SOLE                        83550
NOVA Corp.                              COM         669784100      0.9088       36350             SOLE                        36350
Oak Industries Inc                    COM NEW       671400505      0.4650       13675             SOLE                        13675
Owens-Corning                           COM         69073F103      5.4122      249552             SOLE                       249552
PNC Bank Corp                           COM         693475105      0.3348        6354             SOLE                         6354
Panaco Inc                              COM         698106101      0.7473     1594200             SOLE                      1594200
Pepsi Bottling Group, Inc.              COM         713409100      1.6290       95475             SOLE                        95475
PepsiCo, Inc                            COM         713448108      4.3801      143609             SOLE                       143609
Portugal Fund                           COM         737265108      0.1685       12900             SOLE                        12900
Potash Corp of Saskatchewan             COM         73755L107      0.2416        4679             SOLE                         4679
Potomac Electric Power Co.              COM         737679100      0.2653       10428             SOLE                        10428
Prison Realty Corp.                     COM         74264N105      0.1376       12800             SOLE                        12800
Provident Bankshares Corp.              COM         743859100      1.8421       86562             SOLE                        86562
Putnam Inv Grade Muni Tr III        SH BEN INT      746807106      0.2338       21500             SOLE                        21500
Qwest Communications Intl Inc.          COM         749121109      4.3211      146168             SOLE                       146168
Reliance Group Holdings                 COM         759464100      0.4189       94400             SOLE                        94400
Resource Bancshares Mtg Grp             COM         761197102      0.0835       16800             SOLE                        16800
Rite Aid Corp.                          COM         767754104      0.7776       56300             SOLE                        56300
SLI, Inc.                               COM         78442T108      0.2813       13200             SOLE                        13200
SPX Corp                                COM         784635104     28.4508      313508             SOLE                       313508
St. Paul Cos                            COM         792860108      0.3835       13944             SOLE                        13944
Salomon Bros Worldwide Income           COM         79548T109      0.3452       31200             SOLE                        31200
Santa Fe Snyder Corp.                   COM         80218k105      5.3049      589430             SOLE                       589430
Seagram Co. LTD ACES cvt          PFD ADJ CV SEC    811850205      0.4690       10100             SOLE                        10100
Smith Barney Intmed Muni Fd             COM         831802103      0.1239       13300             SOLE                        13300
Smith Barney Municipal Fd               COM         831902101      0.1679       13300             SOLE                        13300
Smurfit-Stone Container Corp            COM         832727101     18.1673      840106             SOLE                       840106
Starwood Hotels & Resorts Worl      PAIRED CTF      85590A203      1.2153       54469             SOLE                        54469
Summit Bancorp.                         COM         866005101      0.6181       19055             SOLE                        19055
Templeton Emerging Mkts Inc Fd          COM         880192109      0.3693       37165             SOLE                        37165
Terex Corporation                       COM         880779103      4.4588      141550             SOLE                       141550
Texas Industries, Inc.                  COM         882491103      0.4588       12400             SOLE                        12400
Titan Exploration, Inc.                 COM         888289105      0.4508       91300             SOLE                        91300
Town & Country Trust                SH BEN INT      892081100      0.2445       13825             SOLE                        13825
Travelers Property Casualty Co         CL A         893939108      0.2699        9150             SOLE                         9150
Tyco International Ltd                  COM         902124106      5.9069       57210             SOLE                        57210
U.S. Timberlands Company L.P.        COM UNITS      902977107      0.1419       13200             SOLE                        13200
Union Pacific Resources Group           COM         907834105      1.3919       85655             SOLE                        85655
Union Planters Corp                     COM         908068109      0.2262        5550             SOLE                         5550
U.S. West, Inc.                         COM         91273H101      1.6778       29403             SOLE                        29403
Van Kampen Merr Value Mun Tr            COM         921132106      0.1337       10800             SOLE                        10800
Varian Inc.                             COM         922206107      1.0444       58840             SOLE                        58840
Varian Semiconductor Equipment          COM         922207105      0.4922       23370             SOLE                        23370
Varian Medical Systems, Inc.            COM         92220p105      0.3282       15005             SOLE                        15005
Viad Corp                               COM         92552R109      2.9592      100311             SOLE                       100311
Warner Lambert Co                       COM         934488107      5.6662       85366             SOLE                        85366
Washington Mutual, Inc.                 COM         939322103      8.0625      275640             SOLE                       275640
Waste Management, Inc.                  COM         94106L109      1.7131       88990             SOLE                        88990
Westwood One Inc                        COM         961815107      0.3396        7525             SOLE                         7525
Whitman Corp.                           COM         96647r107      0.3905       27400             SOLE                        27400
Williams Cos Inc.                       COM         969457100      0.3819       10150             SOLE                        10150
Xerox Corp                              COM         984121103      0.4586       10935             SOLE                        10935
Zions Bancorporation                    COM         989701107      0.3556        6450             SOLE                         6450
Ace Ltd                                 ORD         G0070K103      0.4278       25255             SOLE                        25255
PartnerRe Ltd                           COM         G6852T105      1.8383       52900             SOLE                        52900
Triton Energy Ltd                       ORD         G90751101      0.1870       13300             SOLE                        13300

TOTALS                                                           289.5113  13,595,729
